Taxes (Details Narrative) - ARS ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Statement [Line Items]
Deferred income tax assets	$ 11,088	$ 9,242
Argentine Operations Center [Member]
Statement [Line Items]
Deferred income tax assets	$ 6,532	$ 5,382
Tax rate applicable to the companies	35.00%	35.00%	35.00%